Cash and Cash Equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Cash Equivalents
Schedule of cash and cash equivalents

	Thousands of Euros
	31/12/2023	31/12/2022
Current deposits	6,506	5
Cash in hand and at banks	523,071	547,974
Total cash and cash equivalents	529,577	547,979
(1)